Expense Example - VIPGrowthIncomePortfolio-InvestorPRO - VIPGrowthIncomePortfolio-InvestorPRO - VIP Growth & Income Portfolio - VIP Growth & Income Portfolio - Investor Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 57
3 years	179
5 years	313
10 years	$ 701